Note 21. Reportable Segments Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 25, 2012	Sep. 04, 2012
Segment Reporting Information [Line Items]
Revenue, Net	$ 6,680.5	$ 11,499.8	$ 6,680.5
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems		1,740.6	598.4	485.9
Construction Of Solar Energy Systems Capital Expenditures		1,511.0	465.3	346.9
Long-Lived Assets	3,122.9	7,074.3	3,122.9
Gain (Loss) on Contract Termination		22.9
Asset Impairment Charges		134.6	48.3	20.0
Inventory Write-down		7.3	16.1	3.4
Settlement of take or pay contract				65.8
Deferred Revenue	244.7	296.4	244.7
Restructuring Reserve, Accrual Adjustment		(14.6)	(11.5)
Gain on Receipt of Property Plant and Equipment	31.7	(4.7)	0	31.7
Acquisition Costs, Cumulative		14.9
Solar [Domain]
Segment Reporting Information [Line Items]
Revenue, Net	4,994.6	7,040.0	4,994.6
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems		1,586.6	497.4	390.7
Solar Energy [Member]
Segment Reporting Information [Line Items]
Intersegment Transfers		(742.7)	(205.4)	(2.3)
Payments to Acquire Property Plant and Equipment and Construct Solar Energy Systems, Net Adjustment for Terraform		843.9	292.0	388.4
Construction Of Solar Energy Systems Capital Expenditures		1,511.0	465.3	346.9
Deferred Revenue	242.1	294.0	242.1
SunEdison Semiconductor Ltd. [Member]
Segment Reporting Information [Line Items]
Impairment of Long-Lived Assets Held-for-use		59.4	33.6	1.5
Terraform [Member]
Segment Reporting Information [Line Items]
Revenue, Net	566.9	3,410.2	566.9
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems		59.6	0	0
Intersegment Transfers		742.7	205.4	2.3
Payments to Acquire Property Plant and Equipment and Construct Solar Energy Systems, Net Adjustment for Terraform		802.3	205.4	2.3
Deferred Offering Costs		5.9
Semiconductor [Domain]
Segment Reporting Information [Line Items]
Revenue, Net	1,119.0	1,049.6	1,119.0
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems		94.4	101.0	95.2
Inventories [Member]
Segment Reporting Information [Line Items]
Cost of Goods Sold		14.0	5.3	5.5
Earthquake [Member] | Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Net insurance proceeds from our business interruption lost profits claim related to the disruption			4.0
Tainergy [Member]
Segment Reporting Information [Line Items]
Recognition of Deferred Revenue				25.0
Solar Wafer Supply Agreement [Member]
Segment Reporting Information [Line Items]
Recognition of Deferred Revenue				37.1	37.1
2011 Global Plan [Member] | Purchase Obligation Termination [Member]
Segment Reporting Information [Line Items]
Restructuring Reserve, Accrual Adjustment						(69.2)
Sales Revenue, Goods, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		10.00%
Sales Revenue, Goods, Net [Member] | Semiconductor Materials [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		10.00%
Sales Revenue, Goods, Net [Member] | Solar Energy [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		11.00%
CHILE
Segment Reporting Information [Line Items]
Long-Lived Assets	167.8	430.2	167.8
UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	0	413.2	0
MALAYSIA
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 262.4	$ 224.4	$ 262.4